Summary of Signification Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Disaggregation Information of Revenues	In accordance with ASC 280-10-50-40, the Company’s disaggregation information of revenues by each product and service or each group of similar product and service type which were recognized based on the nature of performance obligation disclosed above was as follows:
	For the six months ended June 30,
Product/Service Type	2023	Percentage of Total revenue	2022	Percentage of Total revenue
Food and beverage	$11,761,196	48%	$8,859,482	59%
Fresh produce	7,053,085	29%	5,209,224	35%
Lifestyle and other personal care items	219,784	1%	479,622	3%
Packaged-tour	5,366,147	22%	476,726	3%
Total	$24,400,212	100%	$15,025,054	100%

Schedule of Revenues Classified by the Geographic areas	Revenues classified by the geographic areas in which the customers were located was as follows:
	For the six months ended June 30,
Country	2023	Percentage of Total revenue	2022	Percentage of Total revenue
Singapore	$10,743,266	44%	$10,384,006	69%
Indonesia	13,656,946	56%	4,428,116	30%
Malaysia	-	-%	212,932	1%
Total	$24,400,212	100%	$15,025,054	100%